Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002071525
Document Type	N-CSR/A
Entity Registrant Name	THE PRE-IPO AND GROWTH FUND
Document Period End Date	Mar. 31, 2026
Amendment Description	EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal year ended March 31, 2026, originally filed with the Securities and Exchange Commission on June 9, 2026 (Accession Number 0001213900-26-066757) to correct the Fund’s financial highlights as further described in Note 15 to the Fund’s audited financial statements.Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Amendment Flag	true